Fair Value Of Financial Assets And Liabilities Fair value hierarchy of financial assets and liabilities measured at fair value (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 KRW (₩)
Financial assets at fair value through profit or loss [Abstract]
Financial assets held for trading		₩ 5,820,787,000,000	₩ 5,633,724,000,000
Financial assets designed at FVTPL		22,290,000,000	17,000,000,000
Financial assets at fair value through profit or loss		5,843,077,000,000	5,650,724,000,000	$ 5,474,019
Available-for-sale financial assets		15,352,950,000,000	20,817,583,000,000	14,383,232
Derivative financial assets		59,272,000,000	140,577,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities held for trading		3,176,113,000,000	3,036,478,000,000
Financial liabilities designated at FVTPL		251,796,000,000	766,880,000,000		₩ 854,862,000,000
Financial liabilities at fair value through profit or loss		3,427,909,000,000	3,803,358,000,000	$ 3,211,397
Derivative financial liabilities		₩ 67,754,000,000	₩ 7,221,000,000
Description of valuation processes used in fair value measurement assets		Financial instruments are measured at fair value using a quoted market price in active markets. If there is no active market for a financial instrument, the Group determines the fair value using alternative assumptions and developing fair value measurement methods	Financial instruments are measured at fair value using a quoted market price in active markets. If there is no active market for a financial instrument, the Group determines the fair value using alternative assumptions and developing fair value measurement methods
Description of valuation processes used in fair value measurement liabilities		Financial instruments are measured at fair value using a quoted market price in active markets. If there is no active market for a financial instrument, the Group determines the fair value using alternative assumptions and developing fair value measurement methods	Financial instruments are measured at fair value using a quoted market price in active markets. If there is no active market for a financial instrument, the Group determines the fair value using alternative assumptions and developing fair value measurement methods
Financial assets
Financial assets at fair value through profit or loss [Abstract]
Total		₩ 21,255,298,000,000	₩ 26,608,884,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Carrying amount from disposal of financial assets measured at cost		1,266,000,000
Gains and losses from disposal of financial assets measured at cost		657,000,000
Financial assets | Level 1
Financial assets at fair value through profit or loss [Abstract]
Total		3,633,765,000,000	3,549,365,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	0	0
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	0	0
Financial assets | Level 2
Financial assets at fair value through profit or loss [Abstract]
Total		15,921,991,000,000	21,463,821,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	0	0
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	0	0
Financial assets | Level 3
Financial assets at fair value through profit or loss [Abstract]
Total		1,699,542,000,000	1,595,698,000,000
Financial assets held for trading
Financial assets at fair value through profit or loss [Abstract]
Financial assets held for trading		5,820,787,000,000	5,633,724,000,000
Financial assets held for trading | Level 1
Financial assets at fair value through profit or loss [Abstract]
Financial assets held for trading		454,601,000,000	440,491,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	0	0
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	0	0
Financial assets held for trading | Level 2
Financial assets at fair value through profit or loss [Abstract]
Financial assets held for trading		5,344,704,000,000	5,170,080,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	0	0
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	0	0
Financial assets held for trading | Level 3
Financial assets at fair value through profit or loss [Abstract]
Financial assets held for trading		21,482,000,000	23,153,000,000
Deposits
Financial assets at fair value through profit or loss [Abstract]
Financial assets held for trading		25,972,000,000	26,180,000,000
Deposits | Level 1
Financial assets at fair value through profit or loss [Abstract]
Financial assets held for trading		25,972,000,000	26,180,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	0	0
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	0	0
Debt securities
Financial assets at fair value through profit or loss [Abstract]
Financial assets held for trading		₩ 2,644,333,000,000	₩ 2,644,916,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.	The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.
Alternative assumptions		Risk-free market rate, credit spread	Risk-free market rate, credit spread
Debt securities | Level 1
Financial assets at fair value through profit or loss [Abstract]
Financial assets held for trading		₩ 405,942,000,000	₩ 370,636,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	0	0
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	0	0
Debt securities | Level 2
Financial assets at fair value through profit or loss [Abstract]
Financial assets held for trading		2,238,391,000,000	2,274,280,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	0	0
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	0	0
Equity securities
Financial assets at fair value through profit or loss [Abstract]
Financial assets held for trading		₩ 21,666,000,000	₩ 35,983,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.	Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.
Alternative assumptions		Risk-free market rate, market risk premium, Beta, etc.	Risk-free market rate, market risk premium, Beta, etc.
Equity securities | Level 1
Financial assets at fair value through profit or loss [Abstract]
Financial assets held for trading		₩ 21,666,000,000	₩ 35,983,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	0	0
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	0	0
Beneficiary certificates
Financial assets at fair value through profit or loss [Abstract]
Financial assets held for trading		₩ 13,041,000,000	₩ 23,891,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.	Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.
Alternative assumptions		Risk-free market rate, market risk premium, Beta, etc.	Risk-free market rate, market risk premium, Beta, etc.
Beneficiary certificates | Level 2
Financial assets at fair value through profit or loss [Abstract]
Financial assets held for trading		₩ 13,041,000,000	₩ 23,891,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	0	0
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	0	0
Loaned securities
Financial assets at fair value through profit or loss [Abstract]
Financial assets held for trading			4,459,000,000
Loaned securities | Level 1
Financial assets at fair value through profit or loss [Abstract]
Financial assets held for trading			4,459,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]		0
Transfers out of level2 into level1 of fair value hierarchy assets	[1]		0
Derivative assets
Financial assets at fair value through profit or loss [Abstract]
Financial assets held for trading		₩ 3,115,775,000,000	₩ 2,898,295,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		The in-house developed model which is based on the models that are used by market participants in the valuation of general OTC derivative products, such as options, interest rate swaps, currency swap and currency forward that are based on inputs observable in the market. However, for some complicated financial instruments of which valuation should be based on some assumptions since some significant or all inputs to be used in the model are not observable in the market, the in-house derived model which is developed from the general valuation models, such as Finite Difference Method (“FDM”) or Monte Carlo Simulation.	The in-house developed model which is based on the models that are used by market participants in the valuation of general OTC derivative products, such as options, interest rate swaps, currency swap and currency forward that are based on inputs observable in the market. However, for some complicated financial instruments of which valuation should be based on some assumptions since some significant or all inputs to be used in the model are not observable in the market, the in-house derived model which is developed from the general valuation models, such as Finite Difference Method (“FDM”) or Monte Carlo Simulation.
Alternative assumptions		Risk-free market rate, forward rate, volatility, foreign exchange rate, stock prices, etc.	Risk-free market rate, Forward Rate, Volatility, Foreign Exchange Rate, Stock Prices, etc.
Derivative assets | Level 1
Financial assets at fair value through profit or loss [Abstract]
Financial assets held for trading		₩ 1,021,000,000	₩ 3,233,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	0	0
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	0	0
Derivative assets | Level 2
Financial assets at fair value through profit or loss [Abstract]
Financial assets held for trading		3,093,272,000,000	2,871,909,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	0	0
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	0	0
Derivative assets | Level 3
Financial assets at fair value through profit or loss [Abstract]
Financial assets held for trading		21,482,000,000	23,153,000,000
Financial assets designated at FVTPL
Financial assets at fair value through profit or loss [Abstract]
Financial assets designed at FVTPL		22,290,000,000	17,000,000,000
Financial assets designated at FVTPL | Level 3
Financial assets at fair value through profit or loss [Abstract]
Financial assets designed at FVTPL		22,290,000,000	17,000,000,000
Debt securities
Financial assets at fair value through profit or loss [Abstract]
Financial assets designed at FVTPL		₩ 9,694,000,000	₩ 4,348,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.	The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.
Alternative assumptions		Risk-free market rate, credit spread	Risk-free market rate, credit spread
Debt securities | Level 3
Financial assets at fair value through profit or loss [Abstract]
Financial assets designed at FVTPL		₩ 9,694,000,000	₩ 4,348,000,000
Equity securities
Financial assets at fair value through profit or loss [Abstract]
Financial assets designed at FVTPL		₩ 12,596,000,000	₩ 12,652,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.	Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.
Alternative assumptions		Risk-free market rate, market risk premium, Beta, etc.	Risk-free market rate, market risk premium, Beta, etc.
Equity securities | Level 3
Financial assets at fair value through profit or loss [Abstract]
Financial assets designed at FVTPL		₩ 12,596,000,000	₩ 12,652,000,000
AFS financial assets
Financial assets at fair value through profit or loss [Abstract]
Available-for-sale financial assets		15,352,949,000,000	20,817,583,000,000
AFS financial assets | Level 1
Financial assets at fair value through profit or loss [Abstract]
Available-for-sale financial assets		3,179,164,000,000	3,108,874,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	0	0
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	0	0
AFS financial assets | Level 2
Financial assets at fair value through profit or loss [Abstract]
Available-for-sale financial assets		10,518,015,000,000	16,153,263,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	0	0
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	0	0
AFS financial assets | Level 3
Financial assets at fair value through profit or loss [Abstract]
Available-for-sale financial assets	[2]	₩ 1,655,770,000,000	₩ 1,555,446,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Description of financial instruments measured at cost		These unquoted equity instruments mostly represent minority investments in special purpose entity vehicles such as asset securitization structures They are measured at cost because observable inputs of financial information to measure fair value was not available to obtain or there is a significant variance in likely estimated cash flows or the probabilities for the various estimated cash flows could not be measured reliably In addition there were no indicators of impairments in these investments and the Group has no intention to dispose these investments in the foreseeable future	These unquoted equity instruments mostly represent minority investments in special purpose entity vehicles such as asset securitization structures. They are measured at cost because (a) observable inputs of financial information to measure fair value was not available to obtain, or (b) there is a significant variance in likely estimated cash flows or (c) the probabilities for the various estimated cash flows could not be measured reliably. In addition, there were no indicators of impairments in these investments and the Group has no intention to dispose these investments in the foreseeable future.
Equity securities of financial assets available-for-sale measured at cost		₩ 37,092,000,000	₩ 43,202,000,000
Debt securities
Financial assets at fair value through profit or loss [Abstract]
Available-for-sale financial assets		₩ 13,058,987,000,000	₩ 16,048,309,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.	The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.
Alternative assumptions		Risk-free market rate, credit spread	Risk-free market rate, credit spread
Debt securities | Level 1
Financial assets at fair value through profit or loss [Abstract]
Available-for-sale financial assets		₩ 2,710,172,000,000	₩ 2,288,917,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	0	0
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	0	0
Debt securities | Level 2
Financial assets at fair value through profit or loss [Abstract]
Available-for-sale financial assets		10,348,815,000,000	13,759,392,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	0	0
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	0	0
Equity securities
Financial assets at fair value through profit or loss [Abstract]
Available-for-sale financial assets		₩ 1,411,078,000,000	₩ 1,453,613,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.	Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.
Alternative assumptions		Risk-free market rate, market risk premium, Beta, etc.	Risk-free market rate, market risk premium, Beta, etc.
Equity securities | Level 1
Financial assets at fair value through profit or loss [Abstract]
Available-for-sale financial assets		₩ 399,214,000,000	₩ 428,678,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	0	0
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	0	0
Equity securities | Level 3
Financial assets at fair value through profit or loss [Abstract]
Available-for-sale financial assets	[2]	1,011,864,000,000	1,024,935,000,000
Beneficiary certificates
Financial assets at fair value through profit or loss [Abstract]
Available-for-sale financial assets		₩ 712,628,000,000	₩ 2,822,082,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.	Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.
Alternative assumptions		Risk-free market rate, market risk premium, Beta, etc.	Risk-free market rate, market risk premium, Beta, etc.
Beneficiary certificates | Level 2
Financial assets at fair value through profit or loss [Abstract]
Available-for-sale financial assets		₩ 68,722,000,000	₩ 2,291,571,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	0	0
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	0	0
Beneficiary certificates | Level 3
Financial assets at fair value through profit or loss [Abstract]
Available-for-sale financial assets	[2]	643,906,000,000	530,511,000,000
Securities loaned
Financial assets at fair value through profit or loss [Abstract]
Available-for-sale financial assets		170,256,000,000	493,579,000,000
Securities loaned | Level 1
Financial assets at fair value through profit or loss [Abstract]
Available-for-sale financial assets		69,778,000,000	391,279,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	0	0
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	0	0
Securities loaned | Level 2
Financial assets at fair value through profit or loss [Abstract]
Available-for-sale financial assets		100,478,000,000	102,300,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	0	0
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	0	0
Derivative assets
Financial assets at fair value through profit or loss [Abstract]
Derivative financial assets		₩ 59,272,000,000	₩ 140,577,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		The in-house developed model which is based on the models that are used by market participants in the valuation of general OTC derivative products, such as options, interest rate swaps, currency swap and currency forward that are based on inputs observable in the market. However, for some complicated financial instruments of which valuation should be based on some assumptions since some significant or all inputs to be used in the model are not observable in the market, the in-house derived model which is developed from the general valuation models, such as Finite Difference Method (“FDM”) or Monte Carlo Simulation.	The in-house developed model which is based on the models that are used by market participants in the valuation of general OTC derivative products, such as options, interest rate swaps, currency swap and currency forward that are based on inputs observable in the market. However, for some complicated financial instruments of which valuation should be based on some assumptions since some significant or all inputs to be used in the model are not observable in the market, the in-house derived model which is developed from the general valuation models, such as Finite Difference Method (“FDM”) or Monte Carlo Simulation.
Alternative assumptions		Risk-free market rate, Forward Rate, Volatility, Foreign Exchange Rate, Stock Prices, etc.	Risk-free market rate, Forward Rate, Volatility, Foreign Exchange Rate, Stock Prices, etc.
Derivative assets | Level 2
Financial assets at fair value through profit or loss [Abstract]
Derivative financial assets		₩ 59,272,000,000	₩ 140,478,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	0	0
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	0	0
Derivative assets | Level 3
Financial assets at fair value through profit or loss [Abstract]
Derivative financial assets			99,000,000
Financial liabilities
Financial liabilities at fair value through profit or loss [Abstract]
Total		3,495,663,000,000	3,810,579,000,000
Financial liabilities | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Total		28,577,000,000	28,251,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[1]	0	0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[1]	0	0
Financial liabilities | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Total		3,286,078,000,000	3,075,095,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[1]	0	0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[1]	0	0
Financial liabilities | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Total		181,008,000,000	707,233,000,000
Financial liabilities held for trading
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities held for trading		3,176,113,000,000	3,036,478,000,000
Financial liabilities held for trading | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities held for trading		28,577,000,000	28,251,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[1]	0	0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[1]	0	0
Financial liabilities held for trading | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities held for trading		3,126,585,000,000	2,974,703,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[1]	0	0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[1]	0	0
Financial liabilities held for trading | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities held for trading		20,951,000,000	33,524,000,000
Deposits
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities held for trading		25,964,000,000	26,501,000,000
Deposits | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities held for trading		25,964,000,000	26,501,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[1]	0	0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[1]	0	0
Derivative liabilities
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities held for trading		₩ 3,150,149,000,000	₩ 3,009,977,000,000
Fair value measurement methods		The in-house developed model which is based on the models that are used by market participants in the valuation of general OTC derivative products, such as options, interest rate swaps, currency swap and currency forward that are based on inputs observable in the market. However, for some complicated financial instruments of which valuation should be based on some assumptions since some significant or all inputs to be used in the model are not observable in the market, the in-house derived model which is developed from the general valuation models, such as Finite Difference Method (“FDM”) or Monte Carlo Simulation.	The in-house developed model which is based on the models that are used by market participants in the valuation of general OTC derivative products, such as options, interest rate swaps, currency swap and currency forward that are based on inputs observable in the market. However, for some complicated financial instruments of which valuation should be based on some assumptions since some significant or all inputs to be used in the model are not observable in the market, the in-house derived model which is developed from the general valuation models, such as Finite Difference Method (“FDM”) or Monte Carlo Simulation.
Alternative assumptions		Risk-free market rate, Forward Rate, Volatility, Foreign Exchange Rate, Stock Prices, etc.	Risk-free market rate, Forward Rate, Volatility, Foreign Exchange Rate, Stock Prices, etc.
Derivative liabilities | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities held for trading		₩ 2,613,000,000	₩ 1,750,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[1]	0	0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[1]	0	0
Derivative liabilities | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities held for trading		3,126,585,000,000	2,974,703,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[1]	0	0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[1]	0	0
Derivative liabilities | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities held for trading		20,951,000,000	33,524,000,000
Financial liabilities designated at FVTPL
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities designated at FVTPL		251,796,000,000	766,880,000,000
Financial liabilities designated at FVTPL | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities designated at FVTPL		91,739,000,000	93,171,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[1]	0	0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[1]	0	0
Financial liabilities designated at FVTPL | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities designated at FVTPL		160,057,000,000	673,709,000,000
Equity-linked securities
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities designated at FVTPL		₩ 160,057,000,000	₩ 673,906,000,000
Fair value measurement methods		The fair value of security linked to stock prices or derivatives is measured by the models such as DCF model, FDM, or Monte Carlo Simulation given the natures of the securities or underlying assets.	The fair value of security linked to stock prices or derivatives is measured by the models such as DCF model, FDM, or Monte Carlo Simulation given the natures of the securities or underlying assets.
Alternative assumptions		Values of underlying assets, Risk-free market rate, Market rate, Dividend and convenience yield, Correlation, Volatility, Credit spread, and Foreign Exchange rate	Values of underlying assets, Risk-free market rate, Market rate, Dividend and convenience yield, Correlation, Volatility, Credit spread, and Foreign Exchange rate
Equity-linked securities | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities designated at FVTPL			₩ 197,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[1]	₩ 0	0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[1]	0	0
Equity-linked securities | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities designated at FVTPL		160,057,000,000	673,709,000,000
Debentures
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities designated at FVTPL		₩ 91,739,000,000	₩ 92,974,000,000
Fair value measurement methods		The fair value is measured by discounting the projected cash flows of a debenture by applying the market discount rate that is reflecting credit rating of the Group.	The fair value is measured by discounting the projected cash flows of a debenture by applying the market discount rate that is reflecting credit rating of the Group.
Alternative assumptions		Risk-free market rate, Forward rate	Risk-free market rate, Forward rate
Debentures | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities designated at FVTPL		₩ 91,739,000,000	₩ 92,974,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[1]	0	0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[1]	0	0
Derivative Liabilities
Financial liabilities at fair value through profit or loss [Abstract]
Derivative financial liabilities		₩ 67,754,000,000	₩ 7,221,000,000
Fair value measurement methods		The in-house developed model which is based on the models that are used by market participants in the valuation of general OTC derivative products, such as options, interest rate swaps, currency swap and currency forward that are based on inputs observable in the market. However, for some complicated financial instruments of which valuation should be based on some assumptions since some significant or all inputs to be used in the model are not observable in the market, the in-house derived model which is developed from the general valuation models, such as Finite Difference Method (“FDM”) or Monte Carlo Simulation.	The in-house developed model which is based on the models that are used by market participants in the valuation of general OTC derivative products, such as options, interest rate swaps, currency swap and currency forward that are based on inputs observable in the market. However, for some complicated financial instruments of which valuation should be based on some assumptions since some significant or all inputs to be used in the model are not observable in the market, the in-house derived model which is developed from the general valuation models, such as Finite Difference Method (“FDM”) or Monte Carlo Simulation.
Alternative assumptions		Risk-free market rate, Forward Rate, Volatility, Foreign Exchange Rate, Stock Prices, etc.	Risk-free market rate, Forward Rate, Volatility, Foreign Exchange Rate, Stock Prices, etc.
Derivative Liabilities | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Derivative financial liabilities		₩ 67,754,000,000	₩ 7,221,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[1]	0	0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[1]	₩ 0	₩ 0

[1]	There was no transfers between level 1 and level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers between levels at the end of reporting period in which events have occurred or conditions have changed.
[2]	Certain AFS financial assets were measured at cost as of December 31, 2016 and 2017, that are amounting to 43,202 million Won and 37,092 million Won, respectively. These unquoted equity instruments mostly represent minority investments in special purpose entity vehicles such as asset securitization structures. They are measured at cost because (a) observable inputs of financial information to measure fair value was not available to obtain, or (b) there is a significant variance in likely estimated cash flows or (c) the probabilities for the various estimated cash flows could not be measured reliably. In addition, there were no indicators of impairments in these investments and the Group has no intention to dispose these investments in the foreseeable future.